Dec. 29, 2017

GOLDMAN SACHS TRUST

Cash Management Shares of the

Goldman Sachs Financial Square FundsSM

Goldman Sachs Financial Square Prime Obligations Fund

Goldman Sachs Financial Square Money Market Fund

Goldman Sachs Financial Square Treasury Obligations Fund

Goldman Sachs Financial Square Treasury Instruments Fund

Goldman Sachs Financial Square Treasury Solutions Fund

Goldman Sachs Financial Square Government Fund

Goldman Sachs Financial Square Federal Instruments Fund

Goldman Sachs Investor FundsSM

Goldman Sachs Investor Money Market Fund

Goldman Sachs Investor Tax-Exempt Money Market Fund

(each, a "Fund and, collectively, the "Funds")

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund's contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Financial Square Funds	Current Fee	Reduced Fee
Prime Obligations Fund
Money Market Fund	0.205%	0.16%
Government Fund
Treasury Obligations Fund
Treasury Instruments Fund
Treasury Solutions Fund	0.205%	0.18%
Federal Instruments Fund

Investor Funds	Current Fee	Reduced Fee
Money Market Fund	0.205%	0.16%
Tax-Exempt Money Market Fund

Effective immediately, the Funds' Prospectus is revised as follows:

The following replaces in its entirety the "Annual Fund Operating Expenses" table and its related footnotes in the "Financial Square Prime Obligations Fund—Summary—Fees and Expenses of the Fund" section of the Prospectus:

Prime Obligations Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.56%
Service and Administration Fees	0.50%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	1.02%
Expense Limitation[2]	(0.04)%
Total Annual Fund Operating Expenses After Expense Limitation	0.98%

[1]	The Fund's "Management Fees" have been restated to reflect current fees.
[2]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, service and administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund's average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the "Financial Square Prime Obligations Fund—Summary—Expense Example" section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$100	$321	$559	$1,244

The following replaces in its entirety the "Annual Fund Operating Expenses" table and its related footnotes in the "Financial Square Money Market Fund—Summary—Fees and Expenses of the Fund" section of the Prospectus:

Money Market Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.54%
Service and Administration Fees	0.50%
All Other Expenses	0.04%
Total Annual Fund Operating Expenses	1.00%
Expense Limitation[2]	(0.02)%
Total Annual Fund Operating Expenses After Expense Limitation	0.98%

[1]	The Fund's "Management Fees" have been restated to reflect current fees.
[2]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, service and administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund's average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the "Financial Square Money Market Fund—Summary—Expense Example" section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$100	$316	$551	$1,223

The following replaces in its entirety the "Annual Fund Operating Expenses" table and its related footnotes in the "Financial Square Treasury Obligations Fund—Summary—Fees and Expenses of the Fund" section of the Prospectus:

Treasury Obligations Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.18%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.00%

[1]	The Fund's "Management Fees" have been restated to reflect current fees.

The following replaces in its entirety the "Financial Square Treasury Obligations Fund—Summary—Expense Example" section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$102	$318	$552	$1,225

The following replaces in its entirety the "Annual Fund Operating Expenses" table and its related footnotes in the "Financial Square Treasury Instruments Fund—Summary—Fees and Expenses of the Fund" section of the Prospectus:

Treasury Instruments Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.18%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.00%

[1]	The Fund's "Management Fees" have been restated to reflect current fees.

The following replaces in its entirety the "Financial Square Treasury Instruments Fund—Summary—Expense Example" section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$102	$318	$552	$1,225

The following replaces in its entirety the "Annual Fund Operating Expenses" table and its related footnotes in the "Financial Square Treasury Solutions Fund—Summary—Fees and Expenses of the Fund" section of the Prospectus:

Treasury Solutions Fund

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.18%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.00%

[1]	The Fund's "Management Fees" have been restated to reflect current fees.

The following replaces in its entirety the "Financial Square Treasury Solutions Fund—Summary—Expense Example" section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$102	$318	$552	$1,225

The following replaces in its entirety the "Annual Fund Operating Expenses" table and its related footnotes in the "Financial Square Government Fund—Summary—Fees and Expenses of the Fund" section of the Prospectus:

Government Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.98%

[1]	The Fund's "Management Fees" have been restated to reflect current fees.

The following replaces in its entirety the "Financial Square Government Fund—Summary—Expense Example" section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$100	$312	$542	$1,201

The following replaces in its entirety the "Annual Fund Operating Expenses" table and its related footnotes in the "Financial Square Federal Instruments Fund—Summary—Fees and Expenses of the Fund" section of the Prospectus:

Federal Instruments Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.18%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.56%
Service and Administration Fees	0.50%
All Other Expenses[2]	0.06%
Total Annual Fund Operating Expenses	1.04%
Expense Limitation[3]	(0.04)%
Total Annual Fund Operating Expenses After Expense Limitation	1.00%

[1]	The Fund's "Management Fees" have been restated to reflect current fees.
[2]	The Fund's "Other Expenses" have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, service and administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund's average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the "Financial Square Federal Instruments Fund—Summary—Expense Example" section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$102	$327	$570	$1,267

The following replaces in its entirety the "Annual Fund Operating Expenses" table and its related footnotes in the "Investor Money Market Fund—Summary—Fees and Expenses of the Fund" section of the Prospectus:

Money Market Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.72%
Service and Administration Fees	0.50%
All Other Expenses[2]	0.22%
Total Annual Fund Operating Expenses	1.18%
Expense Limitation[3]	(0.20)%
Total Annual Fund Operating Expenses After Expense Limitation	0.98%

[1]	The Fund's "Management Fees" have been restated to reflect current fees.
[2]	The Fund's "Other Expenses" have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, service and administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund's average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the "Investor Money Market Fund—Summary—Expense Example" section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$100	$355	$630	$1,414

The following replaces in its entirety the "Annual Fund Operating Expenses" table and its related footnotes in the "Investor Tax-Exempt Money Market Fund—Summary—Fees and Expenses of the Fund" section of the Prospectus:

Tax-Exempt Money Market Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.16%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.58%
Service and Administration Fees	0.50%
All Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.04%
Expense Limitation[2]	(0.06)%
Total Annual Fund Operating Expenses After Expense Limitation	0.98%

[1]	The Fund's "Management Fees" have been restated to reflect current fees.
[2]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, service and administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund's average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the "Investor Tax-Exempt Money Market Fund—Summary—Expense Example" section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Cash Management Shares of the Fund for the time periods indicated and then redeem all of your Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$100	$325	$568	$1,266